Stock-Based Compensation (Narrative) (Details) - USD ($) $ in Millions					3 Months Ended					6 Months Ended		12 Months Ended
	Oct. 16, 2014	Oct. 16, 2014	Oct. 09, 2014	Oct. 09, 2014	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reclassification of common unit liability to additional paid in capital												$ 490.2
Vesting date										May 15, 2017		May 15, 2017
Common stock distributed in connection with non-liquidating distribution			20,460,047	20,460,047
Total stock-based compensation expense												$ 200.7	$ 253.7	$ 105.8
Award recorded as liability							$ 1.9					1.9	392.4
Adjustment to additional paid in capital fair value adjustment share based compensation awards					$ 12.4					$ 12.4
PCIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive plan termination period	10 years	10 years
Vested Portion of Part A Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense					$ 10.2				$ 2.6	$ 20.2	$ 2.6	$ 12.6
Part A Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common unit unvested					1,746,847		933,217			1,746,847		933,217
Total stock-based compensation expense												$ 12.6
Unrecognized compensation cost					$ 18.7		$ 12.6			$ 18.7		12.6
Award recorded as liability					$ 2.0		$ 1.9			$ 2.0		$ 1.9
Number of RSUs, Granted										1,024,991
Part B Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized					1,449,860	1,426,812	1,490,023	1,388,280	2,222,048	1,449,860	2,222,048	1,490,023
Common unit unvested					830,607		1,249,873			830,607		1,249,873
Total stock-based compensation expense					$ 6.0				$ 4.7	$ 22.4	$ 4.7	$ 31.3
Unrecognized compensation cost					$ 8.2		$ 21.9			$ 8.2		$ 21.9
Number of RSUs, Granted					282,074	272,813	316,353	359,658	575,660	554,887
Part C Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense					$ 0.3					$ 0.5
Number of RSUs, Granted										18,826
CII [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized					625,000,000		625,000,000			625,000,000		625,000,000
Common unit unvested			29,555	29,555
Unrecognized compensation cost					$ 37.5					$ 37.5
Common stock distributed in exchange for vested preferred units			256,265	256,265
CII [Member] | IPO [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common unit unvested			29,555	29,555
CII [Member] | Common Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized							625,000,000					625,000,000
Common unit unvested			6,353,302	6,353,302
Common stock distributed for existing share holders			10,294,867	10,294,867
Total stock-based compensation expense									$ 13.3		$ 109.8	$ 156.4	$ 253.3	$ 104.9
Unrecognized compensation cost							$ 70.2					$ 70.2
CII [Member] | Common and Preferred Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense					$ 26.4					$ 45.9